RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

15.    RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Group in 2019, 2020 and 2021 consisted of:

Related Party	Nature of the party	Relationship with the Group
Dr. Chris Chang Yu	Individual	Co-Founder and Chairman with majority voting control*
Ms. Lin Yu	Individual	Director of the Group*
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. (“Anpai”)	Health management	Equity investee of the Group
Anpac Beijing	Health management	Equity investee of the Group
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”)	Private equity investment	Shareholder
Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”)	Investment management	General partner of the shareholder
CRS	Investor	Controlled by Dr. Chris Chang Yu
Jiangsu Anpac	Health management	Equity investee of the Group
Shanghai Yulin Information Technology Co., Ltd. (“Shanghai Yulin”)	Information technology	Controlled by Ms. Lin Yu
Weidong Dai	Individual	Director of the Group
Xuedong Du	Individual	Director of the Group
Rouou Ying	Individual	Supervisor of AnPac Lishui
Xing Pu	Individual	Director of AnPac Lishui
Shanghai Muqing Industrial Co., Ltd. (“Shanghai Muqing Industrial”)	Investor	Equity investee of AnPac Muqing
Shanghai Muqing Jiahe Healthcare Management Co., Ltd. (Shanghai Muqing Jiahe)	Health management	Controlled by Shanghai Muqing industrial
Advanced Life	Investor	The Group owns 40% equity interest
Annadi Life Therapeutics Co., Ltd (“Annadi”)	Health management	Controlled by Advance

*    Dr. Chris Chang Yu resigned from his position as the Chief Executive Officer (“CEO”) of the Company and Chairman of the Board subsequently on April 6, 2022 and appointed as Co-Chairman and Co-CEO in May 2022. Ms. Lin Yu resigned from her position as director of the Board on July 19, 2021.

15.    RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(a)	Related party balances

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Due from related parties:
Anpai	215	—	—
Shanghai Yulin	13	10	2
Shanghai Muqing Jiahe	9	9	1
Anpac Beijing	200	200	31
Xuedong Du	832	116	18
Xing Pu	8	—	—
	1,277	335	52
Allowance	–	(135)	(21)
Due from related parties, net	1,277	200	31

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Due to related parties:
CRS	2,802	—	—
Zhijun	55	55	9
Jiaxing Zhijun	877	856	134
Jiangsu Anpac	302	3	—
Weidong Dai	22	10	2
Rouou Ying	4	—	—
Shanghai Muqing Industrial	68	131	21
Advanced Life	—	491	77
Annadi	—	925	145
	4,130	2,471	388

15.    RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

(b)	Related party transactions

During the year ended December 31, 2019, 2020 and 2021, related party transactions consisted of the following:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenue rendered to Anpac Beijing	3	1	—	—
Revenue rendered to Jiangsu Anpac	64	39	121	19
Revenue rendered to Anpai	616	96	—	—
Revenue serviced to Annadi	—	—	1,284	201
Consulting service received from Anpac Beijing	2,199	898	2,190	344
Consulting service received from Jiangsu Anpac	—	8	—	—
Consulting service received from Anpai	—	—	129	20
Rent from Shanghai Muqing industrial	—	443	411	64
Purchase ordinary shares with the advance from Jiaxing Zhijun	25,000	—	—	—
Repayment to Jiaxing Zhijun	—	(17,261)	—	—
Interest expense to Jiaxing Zhijun	1,579	1,664	1,935	304
Loan from CRS	1,202	1,498	—	—
Repayment of loan to CRS	(1,262)	(2,071)	(2,803)	(440)
Issuance shares for stock option exercised by Dr. Chris Chang Yu (See Note 12)	—	—	6,125	961
Issuance shares for settlement off related party loan from Dr. Chris Chang Yu (See Note 12)	—	—	6,891	1,081
Share based compensation to Dr. Chris Chang Yu and bonus	—	—	6,430	1,009
Loan to Shanghai Yulin	(2,885)	—	—	—
Repayment of loan from Shanghai Yulin	2,872	—	—	—
Repayment to Jiangsu Anpac	(150)	—	(300)	(47)

(c)	Guarantor

The Group’s short-term borrowings of RMB 5,900 borrowing are guaranteed by Dr. Chris Chang Yu.